USAA Auto Owners Trust 2019-1
Monthly Investor Report
Collection Period #	7	Page 1 of 5

Collection Period # Beginning Date	01/01/2020

Collection Period # End Date	01/31/2020

Payment Date	02/18/2020

Record Date	02/14/2020

Determination Date	02/13/2020
Actual / 360 Days	34
30 / 360 Days	30

	Original Pool	Pool at Beginning of Collection Period	Pool at End of Collection Period

Adjusted Pool Balance	$500,000,000.00	$372,811,276.50	$355,934,014.15
Overcollateralization	$3,778,340.17	$4,398,703.86	$4,141,689.71
Pool Balance (net)	$503,778,340.17	$377,209,980.36	$360,075,703.86
Number of Receivables	27,084	23,119	22,491

Weighted Average Coupon	4.87%	4.85%	4.85%

Weighted Average Remaining Maturity	52.00	46.60	45.74

Class	Original Principal Balance	Principal Balance at Beginning of Collection Period	Principal Factor at Beginning of Collection Period	First Allocation of Principal	Second Allocation of Principal	Regular Allocation of Principal	Principal Balance at End of Collection Period	Principal Factor at End of Collection Period

A-1	$132,000,000.00	$4,811,276.50	0.04	$3,915,572.64	$895,703.86	$—	$—	0.00

A-2	$152,000,000.00	$152,000,000.00	1.00	$—	$7,924,296.14	$4,141,689.71	$139,934,014.15	0.92
A-3	$133,000,000.00	$133,000,000.00	1.00	$—	$—	$—	$133,000,000.00	1.00
A-4	$74,180,000.00	$74,180,000.00	1.00	$—	$—	$—	$74,180,000.00	1.00
B	$8,820,000.00	$8,820,000.00	1.00	$—	$—	$—	$8,820,000.00	1.00

Total	$500,000,000.00	$372,811,276.50		$3,915,572.64	$8,820,000.00	$4,141,689.71	$355,934,014.15

Credit Enhancement & Investment Earnings	Amount

Overcollateralization

Target Enhancement (TE): 1.50 % of remaining Pool	$5,401,135.56
Original Reserve Amount	$1,259,445.85
Target Overcollateralization (greater of TE less Reserve or 0.75% of original pool)	$4,141,689.71

Initial Overcollateralization (0.75% of initial pool)	$3,778,340.17

Overcollateralization Amount as of the End of Collection Period	$4,141,689.71

Reserve Account

Original Reserve Amount (% of Initial Pool Balance)	$1,259,445.85
Beginning of Collection Period Reserve Account Balance	$1,259,445.85
Reserve Account Deposits Made	$—
Reserve Account Draw Amount	$—
Investment Earnings on Reserve Account	$1,774.88
Reserve Account Excess Amount	$1,774.88
End of Collection Period Reserve Account Balance	$1,259,445.85
Change in Reserve Account Balance	$—
Specified Reserve Account Balance	$1,259,445.85

Investment Earnings

Investment Earnings on Collection Account	$24,645.22
Investment Earnings on Reserve Account	$1,774.88
Total Investment Earnings	$26,420.10

Collections and Available Funds	Amount

Principal Collections	$8,695,062.96
Prepayments in Full	$8,341,670.10
Interest Collections	$1,565,104.52
Recoveries	$52,619.68
Repurchases	$7,951.60

Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$1,774.88
Total Available Funds	$18,664,183.74

Distributions	Beginning Shortfall	Calculated Amount	Paid Amount	Ending Shortfall

Servicing Fee	$—	$314,341.65	$314,341.65	$—
Interest - Class A-1 Notes	$—	$10,271.86	$10,271.86	$—
Interest - Class A-2 Notes	$—	$286,266.67	$286,266.67	$—
Interest - Class A-3 Notes	$—	$239,400.00	$239,400.00	$—
Interest - Class A-4 Notes	$—	$132,287.67	$132,287.67	$—
First Allocation of Principal	$—	$3,915,572.64	$3,915,572.64	$—
Interest - Class B Notes	$—	$17,125.50	$17,125.50	$—
Second Allocation of Principal	$—	$8,820,000.00	$8,820,000.00	$—
Deposit to fund Reserve Account	$—	$—	$—	$—
Regular Allocation of Principal	$—	$4,141,689.71	$4,141,689.71	$—
Unpaid Fees and Expenses to Owner Trustee and Indenture Trustee	$—	$—	$—	$—
Unpaid Fees and Expenses to Asset Rep Reviewer	$—	$—	$—	$—
Legal Expenses and Costs Incurred to the Servicer	$—	$—	$—	$—
Remaining Available Funds to Certificate Holders	$—	$787,228.04	$787,228.04	$—
Total Distribution	$—	$18,664,183.74	$18,664,183.74	$—

Class	Interest Rate	Interest Payment	Principal Payment	Total Interest & Principal Payment

Class A-1 Notes	2.26%	$10,271.86	$4,811,276.50	$4,821,548.36
Class A-2 Notes	2.26%	$286,266.67	$12,065,985.85	$12,352,252.52
Class A-3 Notes	2.16%	$239,400.00	$0.00	$239,400.00
Class A-4 Notes	2.14%	$132,287.67	$0.00	$132,287.67
Class B Notes	2.33%	$17,125.50	$0.00	$17,125.50
Total		$685,351.70	$16,877,262.35	$17,562,614.05

Receivables Delinquency Information	Current Period	One Period Prior	Two Periods Prior	Three Periods Prior

Delinquency $ of Accounts
30-59 days	$615,654.76	$590,889.48	$296,748.52	$472,730.72
60-89 days	$109,407.79	$94,541.18	$86,703.85	$88,704.80
90-119 days	$70,610.39	$44,399.94	$51,935.84	$52,004.87
119+	$—	$—	$—	$—
Total	$795,672.94	$729,830.60	$435,388.21	$613,440.39

Delinquency # of Accounts
30-59 days	31	37	15	27
60-89 days	10	8	7	7
90-119 days	5	4	4	3
119+	—	—	—	—
Total	46	49	26	37

Delinquency % of Pool Balance
30-59 days	0.17%	0.16%	0.08%	0.12%
60-89 days	0.03%	0.03%	0.02%	0.02%
90-119 days	0.02%	0.01%	0.01%	0.01%
119+	—%	—%	—%	—%
Total	0.22%	0.19%	0.11%	0.15%

Delinquency >= 60 Days ($)	$180,018.18	$138,941.12	$138,639.69	$140,709.67
Number of Accounts	15	12	11	10
Percentage of Pool Balance	0.05%	0.04%	0.04%	0.03%
Delinquency Percentage exceeds Delinquency Trigger? (6.75%)	No

Receivables Default / Loss Information	Current Period	One Period Prior	Two Periods Prior	Three Periods Prior

Principal Balance of Defaulted Receivables	$89,591.84	$169,633.98	$35,950.27	$88,574.15
Principal Recoveries	$52,619.68	$9,554.50	$1,370.20	$28,775.60
Average Principal Pool Balance for Collection Period	$368,642,842.11	$385,536,559.46	$402,081,415.09	$419,292,264.52
Net Loss Ratio (Based on initial Cut-Off Date balance)	0.01%	0.03%	0.01%	0.01%
Cumulative Net Loss Ratio (Based on initial Cut-Off Date balance)	0.09%	0.08%	0.05%	0.04%
Net Loss Ratio to Average Principal Pool Balance	0.01%	0.04%	0.01%	0.01%
4-Mo Average Net Loss Ratio to Average Principal Pool Balance	0.02%	0.02%	0.02%	0.00%
Number of Receivables with a Realized Loss	9	7	2	3
Average Net Loss for Receivables that have experienced a Realized Loss	$4,108.02	$22,868.50	$17,290.04	$19,932.85

Loan Loss Experience	Current Period	One Period Prior	Two Periods Prior	Three Periods Prior

Number of Gross Charge-Offs	9	7	2	3
Gross Charge-Offs as a $ amount of EOP Outstandings	$89,591.84	$169,633.98	$35,950.27	$88,574.15
Gross Charge-Offs as a % of EOP Outstandings	0.02%	0.04%	0.01%	0.02%
Gross Charge-Offs as a % of Average Outstanding	0.02%	0.04%	0.01%	0.02%
Recoveries as a $ amount of EOP Outstandings	$52,619.68	$9,554.50	$1,370.20	$28,775.60
Net Charge-Offs as a $ amount of EOP Outstanding	$36,972.16	$160,079.48	$34,580.07	$59,798.55
Net Charge-Offs as a % of EOP Outstandings	0.01%	0.04%	0.01%	0.01%
Net Charge-Offs as a % of Average Outstandings	0.01%	0.04%	0.01%	0.01%